Accrued Liabilities and Acquisition Payable (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Accrued Liabilities and Acquisition Payable
Accrued professional fees	$ 312,500	$ 666,495
Accrued sales tax	28,539	37,429
Accrued expenses from sale of manufacturing operations	0	1,360,000
Other accrued liabilities	395,368	375,870
Total Accrued Liabilities	$ 736,407	$ 2,439,794